Average Annual Total Returns - BlackRock Ultra-Short Term Bond Portfolio	Apr. 30, 2021
BankofAmericaMerrillLynchThreeMonthTBillIndexreflectsnodeductionformutualfundfeesorexpenses [Member]
Average Annual Return:
1 Year	0.67%
5 Years	1.20%
10 Years	0.63%
Class A
Average Annual Return:
1 Year	0.43%
5 Years	1.12%
10 Years	0.56%
Class B
Average Annual Return:
1 Year	0.19%
5 Years	0.87%
10 Years	0.43%
Class E
Average Annual Return:
1 Year	0.29%
5 Years	0.97%
10 Years	0.48%